Gains/(losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2021
Gains or losses on financial assets and liabilities (net)
Gains/(losses) on financial assets and liabilities (net)

39. Gains/(losses) on financial assets and liabilities (net)

Gains/(losses) on financial assets and liabilities (net) include the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method, impairment losses and the realized gains or losses obtained from the sale and purchase thereof.

The breakdown of Gains/(losses) on financial assets and liabilities (net) by type of instrument is as follows:

	2019	2020	2021

Financial instruments at fair value through profit or loss	2,709	5,662	4,640
Of which:
Debt instruments	260	1,221	119
Equity instruments	71	(161)	398
Derivatives	2,459	4,458	4,096
Others	(81)	144	27
Recognized profit from sale of financial assets at fair value through other comprehensive income	85	779	781
Hedging derivatives	60	(457)	(538)
Of which:
Fair value hedge - hedged items (Note 12)	731	6,427	(9,278)
Fair value hedge - hedging derivative instruments (Note 12)	(667)	(6,884)	8,746
Cash flow hedge inefficiency (Note 12)	(4)	—	(6)
	2,854	5,984	4,883